Significant Accounting Policies - Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2015 - 2017 [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	12.70%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	13.50%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	2.50%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	2.30%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	17.50%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	12.30%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	101.50%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Venezuela [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	30690.00%
Type of Economy	Hyperinflationary
2015 - 2017 [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	21.10%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	7.50%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	2.72%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	9.67%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	9.28%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation	30.34%
Type of Economy	Non-hyperinflationary
2014-2016 [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		9.90%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		10.60%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		5.10%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		2.80%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		17.00%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		13.10%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		99.70%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Venezuela [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		2263.00%
Type of Economy		Hyperinflationary
2014-2016 [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		25.20%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		5.70%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		1.20%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		12.20%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		11.20%
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation		8.40%
Type of Economy		Non-hyperinflationary
2013-2015 [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			10.50%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			10.80%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			8.10%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			5.10%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			12.80%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			15.80%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			59.20%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Venezuela [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			562.90%
Type of Economy			Hyperinflationary
2013-2015 [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			24.70%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			8.30%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			0.90%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			12.50%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			10.80%
Type of Economy			Non-hyperinflationary
2013-2015 [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative Inflation			10.00%
Type of Economy			Non-hyperinflationary